Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Global Equity - Advisor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		15.50%		3.53%	10.07%
Global Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		15.77%		3.77%	10.31%
Global Equity - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		15.92%		3.86%	10.38%
International Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		28.88%		6.56%	9.42%
International Equity - Institutional Class Z [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		28.99%		6.66%	9.51%
International Equity - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		28.42%		6.21%	9.07%
International Developed Markets Equity - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		21.54%	17.68%
International Small Companies - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		10.32%		0.49%	6.25%
International Small Companies - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		10.39%		0.57%	6.30%
International Small Companies - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		10.05%		0.28%	6.01%
Institutional Emerging Markets - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		42.83%		1.55%	6.33%
Institutional Emerging Markets - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		42.86%		1.63%	6.48%
Frontier Emerging Markets - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		18.01%		5.02%	3.98%
Frontier Emerging Markets - Institutional Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		18.15%		5.29%	4.23%
Frontier Emerging Markets - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent		17.70%		4.67%	3.62%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent		31.00%		10.68%	12.25%
MSCI All Country World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Index
Average Annual Return, Percent		32.20%		8.38%	9.10%
MSCI World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex US Index
Average Annual Return, Percent		26.33%	21.67%
MSCI ACWI ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Index
Average Annual Return, Percent		32.20%		8.38%	9.10%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		46.68%		6.05%	9.23%
MSCI Frontier Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Index
Average Annual Return, Percent		44.28%		10.43%	6.31%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		24.60%	21.64%
MSCI ACWI ex US Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent		34.14%		6.70%	8.73%